Subsequent Events (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 12, 2020	Aug. 31, 2018	Jun. 29, 2020	Dec. 31, 2019	Mar. 31, 2020
Proceeds from related party		$ 75,000		$ 200,000	$ 200,000
Number of common stock shares issued for services and compensation	10,000,000			241,000,000	522,000,000
Subsequent Event [Member]
Number of common stock shares issued for services and compensation			21,000,000
Subsequent Event [Member] | U.S. Small Business Administration [Member]
Proceeds from loans			$ 500,000
Subsequent Event [Member] | Paycheck Protection Program [Member]
Proceeds from loans			505,300
Subsequent Event [Member] | Related Parties One [Member]
Proceeds from related party			2,091,135
Subsequent Event [Member] | Related Parties Two [Member]
Proceeds from related party			2,000,000
Subsequent Event [Member] | Non-Related Party [Member]
Proceeds from related party			$ 400,000
Subsequent Event [Member] | Third Party [Member]
Number of common stock repurchased, shares			9,079